Debt (Long-Term Debt) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 26, 2013	Jun. 27, 2012
Debt [Line Items]
Capital lease obligations (see Note 9)	$ 45,681	$ 48,015
Long-term debt and capital lease obligations, including current maturities	807,717	615,224
Less current installments	(27,596)	(27,334)
Long-term debt, less current installments	780,121	587,890
Term Loan [Member]
Debt [Line Items]
Term loan	212,500	237,500
Revolver Borrowings [Member]
Debt [Line Items]
Revolving credit facility	0	40,000
Ten Year Notes [Member]
Debt [Line Items]
Senior notes	299,707	0
Five Year Notes [Member]
Debt [Line Items]
Senior notes	249,829	0
5.75% Notes [Member]
Debt [Line Items]
Senior notes	$ 0	$ 289,709